Cover Page	Oct. 22, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2021
Entity Registrant Name	VISA INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33977
Entity Tax Identification Number	26-0267673
Entity Address, Address Line One	P.O. Box 8999
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94128-8999
City Area Code	650
Local Phone Number	432-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	V
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001403161
Amendment Flag	false